LICENSES AND CONCESSIONS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2015
Contractors [Abstract]
Schedule of Licenses and Concessions Payable

	2015	2014
SMP	905,601	1,238,209
STFC concessions	12,936	123,731

Total	918,537	1,361,940

Current	911,930	675,965
Non-current	6,607	685,975

Future of Licenses And Concessions

Licenses and concessions payable corresponds to the amounts payable to ANATEL for the radiofrequency concessions and the licenses to provide the SMP services, and STFC service concessions, obtained at public auctions.

The payment schedule is as follows:

2016	911,930
2017	3,147
2018	3,147
2019	313

Total	918,537